Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company
Condensed Financial Information of the Parent Company

25.Condensed Financial Information of the Parent Company

The following is the condensed financial information of the parent Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Current assets
Cash	7,157	424	60
Short-term investments	61,855	68,378	9,631
Inter-group balance due from VIE, WFOE and subsidiaries	88,264	93,704	13,198
Total current assets	157,276	162,506	22,889
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	345,026	346,076	48,744
Total non-current assets	345,026	346,076	48,744
Total Assets	502,302	508,582	71,633
Liabilities:
Other Liabilities	1,140	1,001	141
Total Liabilities	1,140	1,001	141
Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 300,000,000 Class A ordinary shares authorized, 55,379,583 and 55,379,583 shares issued, and 48,639,660 and 55,379,583 shares outstanding as of December 31, 2022 and 2023, respectively; 6,296,630 and 6,296,630 Class B ordinary shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively; 193,703,370 and 193,703,370 shares (undesignated) authorized, nil and nil shares (undesignated) issued and outstanding as of December 31, 2022 and 2023, respectively)	43	43	6
Additional paid-in capital	1,885,637	1,885,142	265,517
Accumulated deficit	(1,379,864)	(1,376,530)	(193,880)
Accumulated other comprehensive loss	(4,654)	(2,466)	(347)
Total Quhuo Group Limited’s Equity	501,162	506,189	71,296
Non-controlling interests	—	1,392	196
Total shareholders’ equity	501,162	507,581	71,492
Total liabilities and shareholders’ equity	502,302	508,582	71,633

25.Condensed Financial Information of the Parent Company (continued)

Condensed statements of comprehensive loss

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cost of revenues	—	—	—	—
General and administrative	(2,241)	(8,722)	(9,929)	(1,398)
Foreign exchange loss	692	(5)	—	—
Other (loss)/income, net	(52,804)	(49,664)	5,396	760
Share of (loss)/gain in subsidiaries, the VIE and the VIE’ subsidiaries	(103,554)	45,261	7,867	1,107
(Loss)/income before income tax	(157,907)	(13,130)	3,334	469
Income tax expenses	—	—	—	—
Net (loss)/income attributable to ordinary shareholders	(157,907)	(13,130)	3,334	469
Comprehensive (loss)/income	(157,907)	(13,130)	3,334	469

Condensed statements of cash flows

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net (loss)/income	(157,907)	(13,130)	3,334	469
Share of gain/(loss) in subsidiaries, VIE and VIE’s Subsidiaries	103,554	(45,261)	(7,867)	(1,107)
Share-based compensation	—	19,762	2,655	374
Other income/(loss), net	52,877	49,664	(5,396)	(760)
Provision for other receivables	—	—	—	—
Unrealized foreign exchange loss/(gain)	214	(627)	(210)	(30)
Changes in operating assets and liabilities	247	(18,072)	(1,025)	(144)
Net cash used in operating activities	(1,015)	(7,664)	(8,509)	(1,198)
Net cash provided by investing activities	—	5,582	1,420	200
Net cash provided by financing activities	1	—	146	21
Effect of exchange rate changes on cash	(214)	627	210	29
Net decrease in cash	(1,228)	(1,455)	(6,733)	(948)
Cash at beginning of the year	9,840	8,612	7,157	1,008
Cash at end of the year	8,612	7,157	424	60

Basis of presentation

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

25.Condensed Financial Information of the Parent Company (continued)

Basis of presentation (continued)

The parent company records its investment in its subsidiaries, the VIE and subsidiaries of the VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIE and VIE’s subsidiaries” and their respective loss as “Share of loss in subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiary, the VIE and subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.